Pensions and Other Employee Benefits - Amounts Expected to be Amortized from Accumulated Other Comprehensive Income (Loss) and Recognized as Components of Net Periodic Benefit Costs (Detail) (USD $)
In Millions, unless otherwise specified
12 Months Ended
Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain)	$ 16
Prior service cost (credit)
Total amount expected to be amortized	16
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain)	17
Prior service cost (credit)	2
Total amount expected to be amortized	19
Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain)	(1)
Prior service cost (credit)	(2)
Total amount expected to be amortized	$ (3)